Payables and Accruals	3 Months Ended
Sep. 30, 2011
Payables and Accruals
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
7.	ACCRUED AND OTHER LIABILITIES

Accrued and other current liabilities consist of the following:

	September 30, 2011	December 31, 2010

Accrued interest	$2,423	$—
Accrued deferred compensation	840,174	867,582
Accrued other liabilities	205,500	188,994

	1,048,097	1,056,576

Less current portion	1,025,919	1,038,311

	$22,178	$18,265

The Company’s top three executive officers have employment agreements which contain a “Change in Control” provision which provides for the immediate lump sum payment of their accrued deferred compensation in the event of a qualifying event.  Accrued deferred compensation subject to this provision totaled approximately $615,865 and $639,042 at September 30, 2011 and December 31, 2010, respectively.